FORM 24F-2
                 Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated
P.O. Box 9051
Princeton, N.J.  08543-9051

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Equity Investor Fund Focus Series Financial Portfolio Defined Asset Funds

3.  Investment Company Act File Number:
     811-3044

    Securities Act File Number:
     333-32179

4(a). Last Day of fiscal year for which this Form is filed:
      August 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
                  pursuant to section 24(f)                     $142,314,360.78

    (ii)  Aggregate price of securities redeemed
                  or repurchased during the fiscal year          $14,979,166.08

   (iii)  Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the
                  Commission:                                             $0.00

    (iv)  Total available redemption credits
                  [add Items 5(ii) and 5(iii):                  -$14,979,166.08

    (v)   Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                              $127,335,194.70

    (vi)  Redemption credits available for use
                  in future years                                        $(0.00)
                  -If Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:

    (vii) Multiplier for determining registration                     x_.000278
                  fee (See Instruction C.9):


    (viii)Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee is due):      =35,399.18

6.  Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                         +$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    =$35,399.18

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 26, 1998


         Method of Delivery:
                                           [X] Wire Transfer
                                           [ ] Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      By Merrill Lynch, Pierce, Fenner & Smith
                                    Incorporated, Agent for the Sponsors

                                   By /s/ Ernest V. Fabio
                                     --------------------------------
                                          Ernest V. Fabio
                                          Vice President


Date October 28,1998
                                *Please print the name and title of the signing
                                 officer below the signature.